Other equity instruments and own shares	12 Months Ended
Dec. 31, 2022
Other Equity Instruments And Own Shares [Abstract]
Other equity instruments and own shares	Other equity instruments and own shares
a) Equity instruments issued not capital and other equity instruments
Other equity instruments includes the equity component of compound financial instruments, the increase in equity due to personnel remuneration, and other items not recognised in other “Shareholders’ equity” items.
On 8 September 2017, Banco Santander, S.A. issued contingent redeemable perpetual bonds (the fidelity bonds) amounting to EUR 981 million nominal value -EUR 686 million fair value. On 31 December 2022 amounted to EUR 688 million.
Additionally, at 31 December 2022 the Group had other equity instruments amounting to EUR 175 million.
b) Own shares
'Shareholders’ equity - Own shares' includes the amount of own equity instruments held by all the Group entities.
Transactions involving own equity instruments, including their issuance and cancellation, are recognised directly in equity, and no profit or loss may be recognised on these transactions. The costs of any transaction involving own equity instruments are deducted directly from equity, net of any related tax effect.
At 31 December 2020, the number of treasury shares held by the Group was 28,439,022 (0.164% of the issued share capital).
During 2021, 524,312,848 shares of the Bank were acquired at an average price of EUR 3.14 per share, of which 259,930,273 shares (1.499% of the issued share capital) relate to the First Share Buyback Program at a weighted average price of EUR 3.235 per share; and 275,159,930 shares were transferred at an average price of EUR 3.10 per share - of which 55,750,000 shares correspond to two donations on an extraordinary basis made by Banco Santander to the Banco Santander Foundation.
At 31 December 2021, the number of treasury shares held by the Group was 277,591,940 (1.60% of the issued share capital).
During 2022, 713,359,786 shares of the Bank were acquired at an average price of EUR 2.87 per share, of which 286,309,445 relate to the Share Buyback Program carried out during the first half of 2022, and 220,942,806 relate to the new Share Buyback Program started on November 22. Likewise, 546,239,718 shares were amortised (note 31) and 201,022,983 shares have been transferred (of which 36,700,000 shares correspond to two donations made by Banco Santander to the Banco Santander Foundation) at an average price of EUR 2.85 per share (excluding in the calculation of the average price the transfers made by Banco Santander in the aforementioned donations).
At 31 December 2022, the Group holds 243,689,025 shares of the Bank's issued share capital (1.45%).
The effect on equity, net of tax, arising from the purchase and sale of Bank shares is of EUR 7 million profit in 2022 (EUR 23 million and EUR 1 million profit in 2021 and 2020, respectively).